STOCKHOLDERS EQUITY (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
STOCKHOLDERS EQUITY
Summary of warrant plans

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	7,440,667	2.5 years	6,658,444	2.3 years
$1.50	400,000	3.2 years	400,000	3.2 years
$1.50	26,667	0.0 years	-	0.0 years
$3.00	66,667	3.9 years	66,667	3.9 years
$3.75	435,000	3.2 years	291,667	3.7 years
$6.00	163,333	0.2 years	163,333	0.2 years
$27.00	18,518	0.4 years	18,518	0.4 years

	8,550,852	2.5 years	7,598,630	2.4 years

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	6,546,333	3.3 years	6,404,259	3.2 years
$1.50	416,667	2.5 years	133,333	4.0 years
$1.50	66,667	4.9 years	-	-
$2.25	261,667	2.1 years	262,222	1.4 years
$3.00	381,333	1.0 years	381,333	1.0 years
$3.75	105,926	0.3 years	122,593	0.3 years
	7,778,593	3.1 years	7,303,741	3.1 years

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	6,533,148	3.2 years	6,289,444	3.2 years
$1.50	400,000	2.5 years	133,333	3.7 years
$3.00	66,667	4.0 years	-
$3.75	385,000	4.4 years	246,667	4.5 years
$6.00	381,333	0.7 years	381,333	0.7 years
$27.00	92,593	0.1 years	92,593	0.1 years
	7,858,741	3.0 years	7,143,370	3.1 years

Summary of warrants granted, exercised, forfeited and expired

	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,256,667	0.93	3.04	3,845,945	4.7
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(564,556)	3.16	3.13	(733,295)	-
Outstanding March 31, 2021	8,550,852	1.12	1.88	12,039,000	2.5
Vested and exercisable March 31, 2021	7,598,630	1.10	1.73	9,644,333	2.4
Non-vested March 31, 2021	952,223	$1.24	$3.02	$2,394,667	3.4

	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	6,275,593	$1.65	$1.65	$5,509,850	3.8
Granted	1,667,815	1.50	2.85	3,845,945	3.0
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(164,815)	-	-	(44,445)	-
Outstanding March 31, 2020	7,778,593	1.50	1.95	9,311,350	3.1
Vested and exercisable March 31, 2020	7,303,741	1.65	1.95	7,814,295	3.1
Non vested March 31, 2020	474,852	$1.65	$2.55	$1,497,055	2.3

	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2018	5,458,259	$2.10	$1.05	$1,476,850	5.5
Granted	850,667	1.33	2.96	1,990,000	4.4
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(33,333)	4.50	3.90	20,000	-
Outstanding June 30, 2019	6,275,593	1.66	1.73	5,509,850	3.8
Granted	1,613,148	1.44	2.87	3,724,445	4.0
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(30,000)	27.00	13.20	-	-
Outstanding June 30, 2020	7,858,741	1.52	1.92	9,234,295	3.0
Vested and exercisable June 30, 2020	7,143,370	1.49	1.85	7,919,850	3.1
Non-vested June 30, 2020	715,370	$7.73	$2.57	$1,314,445	2.9

Schedule of warrant assumptions
	2021	2020
Volatility - range	63.5% - 66.5%	56.4% – 74.1%
Risk-free rate	0.2% - 0.5%	0.3% - 1.8%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

	2020	2019
Volatility - range	56.4% - 74.1%	69.9% - 73.3%
Risk-free rate	0.3% - 1.8%	1.3% - 2.9%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

Summary of option plan

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,768,889	0.3 years	2,628,458	0.2 years
$1.50	200,000	0.5 years	166,667	0.5 years
$3.75	341,667	2.0 years	88,333	1.9 years
	3,310,556	0.5 years	2,883,458	0.3 years

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	3,326,667	0.6 years	2,334,398	0.4 years
$1.50	200,000	1.5 years	177,778	1.1 years
$3.00	16,667	1.8 years	7,222	2.0 years
$3.75	341,667	3.0 years	3,333	0.9 years
	3,885,000	0.8 years	2,522,731	0.5 years

	Outstanding Options Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,835,556	0.4 years	2,352,208	0.3 years
$1.50	200,000	1.3 years	133,333	1.1 years
$3.75	341,666	2.7 years	4,445	1.8 years
	3,377,222	0.7 years	2,489,986	0.3 years

Summary of Options granted to employees under Plan

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	3,377,222	$1.10	$1.06	$2,030,000	0.7
Granted	76,667	3.75	-	-	2.8
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(143,333)	-	-	(200,000)	-
Outstanding March 31, 2021	3,310,556	1.10	1.01	1,830,000	0.5
Vested and exercisable March 31, 2021	2,883,458	0.89	0.93	1,469,818	0.3
Non-vested March 31, 2021	427,098	$2.59	$1.90	$360,182	1.5

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	3,512,500	$0.90	$0.90	$1,908,750	1.1
Granted	511,667	2.70	2.10	550,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(139,167)	-	-	243,750	-
Outstanding March 31, 2020	3,885,000	1.05	1.05	2,152,500	0.8
Vested and exercisable March 31, 2020	2,522,731	0.75	0.90	1,155,000	0.5
Non-vested March 31, 2020	1,362,269	$1.50	$1.35	$997,500	1.5

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2018	2,761,667	$0.75	$0.39	$-	5.2
Granted	820,833	1.17	2.88	2,078,750	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(70,000)	3.15	2.59	170,000	-
Outstanding June 30, 2019	3,512,500	0.90	0.75	1,908,750	1.1
Granted	568,333	2.48	1.98	720,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(703,611)	0.97	1.16	598,750	-
Outstanding June 30, 2020	3,377,222	1.10	1.06	2,030,000	0.7
Vested and exercisable June 30, 2020	2,489,986	0.79	0.78	974,401	0.3
Non vested June 30, 2020	887,237	$1.91	1.85	$1,055,599	1.7

Schedule of option assumptions
	2021	2020
Volatility - range	64.8%	57.5% – 64.8%
Risk-free rate	0.3%	0.9% - 1.7%
Contractual term	3.0 years	3.0 years
Exercise price	$3.75	$0.75 - $3.75

	2020	2019
Volatility - range	56.4% - 69.0%	34.6% - 74.1%
Risk-free rate	0.9 - 1.7%	1.8 - 2.8%
Contractual term	3.0 years	2.5 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75